LVIP Delaware Growth and Income Fund Supplement Dated April 1, 2015 to the Prospectus dated May 1, 2014, as supplemented August 26, 2014

This Supplement updates certain information in the Fund’s prospectus. You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Delaware Growth and Income Fund (the “Fund”):

Effective May 1, 2015 the Fund will have a new name, sub-adviser, portfolio managers, investment strategies, and risks.

Dimensional Fund Advisors LP will replace Delaware Investments Fund Advisers as the Fund’s sub-adviser.

The name of the Fund will be LVIP Dimensional U.S. Core Equity 1 Fund. All references to the Fund’s name are revised accordingly.

The investment objective of the Fund is to seek long-term capital appreciation. All references to the investment objective are revised accordingly.

The following replaces Principal Investment Strategies on pages 1-2 and paragraphs 2-6 under Investment Objective and Principal Investment Strategies on page 4:

In constructing an investment portfolio, the Fund’s sub-adviser identifies a broadly diversified universe of eligible securities. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The sub-adviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the sub-adviser. The Fund’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Fund’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater allocation to small capitalization and value companies. An equity issuer is generally considered a growth company primarily if it has a low, non-negative book value in relation to its market capitalization. An equity issuer is generally considered a value company primarily if it has a high book value in relation to its market capitalization.

The Fund will invest primarily in U.S. companies. The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies as defined above will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. Universe. The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. Additionally, the Fund’s percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the sub-adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management, and profitability. In assessing profitability, the sub-adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The Fund also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The following is added under Investment Objective and Principal Investment Strategies on page 4:

The Fund may invest in exchange-traded funds (ETFs) and similarly structured pooled investments for the purpose of gaining exposure to the U.S. stock market while maintaining liquidity. In addition to money market instruments and other short-term investments, each Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds to manage the Portfolio’s cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

The following is added under Principal Risks on page 2:

•	Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.

•	Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.

The following replaces Investment Adviser and Sub-Adviser on page 3:

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: Dimensional Fund Advisors LP

Portfolio Manager	Company Title Dimensional Fund Advisors LP	Experience w/ Fund
Joseph H. Chi	Senior Portfolio Manager and Vice President	Since May 2015
Jed S. Fogdall	Senior Portfolio Manager and Vice President	Since May 2015
Henry F. Gray	Vice President	Since May 2015
Bhanu P. Singh	Portfolio Manager and Vice President	Since May 2015

The following is added under Principal Risks on pages 4-5:

Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.

Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.

Derivatives Risk. Derivatives, such as futures, forwards, options, swaps, structured securities and other derivative instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.

The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. If using derivative instruments is unsuccessful, performance may be worse than if no derivative instruments were used. To the extent that such instruments are used for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative and the value of the underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits.

A liquid secondary market may not always exist for a derivative position. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid.

Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.

Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a brokerage firm or other institutional buyer in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Credit default swaps and other non-cleared swap agreements involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Currently, some, but not all, swap transactions are subject to central clearing. Swap transactions that are not centrally cleared are less liquid investments than exchange-traded instruments. Eventually many swaps will be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bi-laterally negotiated contracts, central clearing will not make swap transactions risk-free.

Even a small investment in derivative contracts can have a large impact on interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates or securities prices are changing.

Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities, including of bankruptcy or insolvency. These risks may be heightened during volatile markets. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.

Derivative strategies, including their timing and character of income, gains or losses could have an adverse tax impact.

The following replaces similar text on pages 5-6:

Sub-Adviser	Dimensional Fund Advisors LP (“Dimensional”), 6300 Bee Cave Road, Building One, Austin, TX 78746. As of January 31, 2014, Dimensional and its affiliates had $329 billion in assets under management.

Portfolio Managers	Joseph H. Chi, Jed S. Fogdall, Henry F. Gray, and Bhanu P. Singh have primary responsibility for the Fund’s day-to-day portfolio management.

Joseph H. Chi, CFA is a Senior Portfolio Manager and Vice President of Dimensional and the Chairman of Dimensional’s Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been responsible for international portfolios since 2010 and domestic portfolios since 2012.

Jed S. Fogdall is a Senior Portfolio Manager and Vice President of Dimensional and a member of Dimensional’s Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been responsible for international portfolios since 2010 and domestic portfolios since 2012.

Henry F. Gray is Head of Global Equity Trading and a Vice President of Dimensional and a member of Dimensional’s Investment Committee. Mr. Gray received his MBA from the University of Chicago in 1995 and his AB from Princeton University in 1989. Mr. Gray joined Dimensional in 1995, was a Portfolio Manager from 1995 to 2005, and has been Head of Global Equity Trading since 2006 and responsible for international portfolios and domestic portfolios since 2012.

Bhanu P. Singh is a Portfolio Manager and Vice President of Dimensional. Mr. Singh received his MBA from the University of Chicago and his BA from the University of California, Los Angeles. Mr. Singh joined Dimensional originally in 2003, has been a portfolio manager since 2012 and has been responsible for domestic portfolios since 2014.

LVIP Dimensional Non-U.S. Equity RPM Fund Supplement Dated April 1, 2015 to the Prospectus dated May 1, 2014

This Supplement updates certain information in the Fund’s prospectus. You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Dimensional Non-U.S. Equity RPM Fund (the “Fund”):

Effective May 1, 2015 the Fund will have a new name, investment strategies, risks, and Underlying Fund portfolio managers.

The name of the Fund will be LVIP Dimensional International Core Equity Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces paragraphs 1-6 under Principal Investment Strategies on page 2 and paragraphs 2-12 under Investment Objective and Principal Investment Strategies on page 6:

The Fund, under normal circumstances, pursues its investment objective by primarily investing in another mutual fund, the LVIP Dimensional International Core Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.

Underlying Fund Strategy. In constructing an investment portfolio, the Underlying Fund’s sub-adviser identifies a broadly diversified universe of eligible securities. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Underlying Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe. For purposes of the Underlying Fund, the sub-adviser defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the sub-adviser’s investment committee. The Underlying Fund’s increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the Underlying Fund’s assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater allocation to small capitalization and value companies. An equity issuer is generally considered a growth company primarily if it has a low, non-negative book value in relation to its market capitalization. An equity issuer is generally considered a value company primarily if it has a high book value in relation to its market capitalization.

The Underlying Fund intends to purchase securities of companies associated with developed market countries that the sub-adviser has designated as approved markets. The Underlying Fund will invest primarily in equity securities. The sub-adviser determines company size on a country or region specific basis and based primarily on market capitalization. The percentage allocation of the assets of the Underlying Fund to securities of the largest growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the International Universe. The percentage by which the Underlying Fund’s allocation to securities of the largest growth companies is reduced will change due to market movements and other factors. Additionally, the Underlying Fund’s percentage allocation to all securities as compared to their representation in the International Universe may be modified after considering other factors the sub-adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management, and profitability. In assessing profitability, the sub-adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The Underlying Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Underlying Fund also may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The following replaces paragraph 1 under Principal Investment Strategies on page 3 and paragraph 17 under Investment Objective and Principal Investment Strategies on page 6:

When market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% of the Fund’s assets. The Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following is added under Investment Objective and Principal Investment Strategies:

The Underlying Fund’s sub-adviser will determine in its discretion when and whether to invest in foreign countries, depending on a number of factors, such as asset growth in the Underlying Fund and characteristics of each country’s markets.

The Underlying Fund intends, under normal market conditions, to invest significantly in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

The following is added under Principal Risks on pages 3 and 8-11:

•	Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.

•	Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.

The following risks are removed from Principal Risks: Asset Allocation Risk; Real Estate and REIT Risk; Emerging Markets Risk; and Securities Lending Risk.

The following replaces similar text on page 5:

Portfolio Managers

The individuals responsible for the Fund’s investment into the Underlying Fund and the RPM strategy are:

LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since May 2011
David A. Weiss	Vice President, Chief Investment Officer	Since May 2011

The individuals responsible for the portfolio management of the Underlying Fund are:

Portfolio Managers	Company Title Dimensional Fund Advisors LP	Experience w/ Underlying Fund

Joseph H. Chi	Senior Portfolio Manager and Vice President	Since May 2015
Jed S. Fogdall	Senior Portfolio Manager and Vice President	Since May 2015
Henry F. Gray	Vice President	Since May 2015
Karen E. Umland	Senior Portfolio Manager and Vice President	Since May 2015

The following replaces similar text under What are the Underlying Funds? on page 7:

What is the Underlying Fund?

The Fund operates as a “fund of funds” structure. Typically, this means that a fund invests some or all of its assets in other mutual funds. However, there is no requirement that a “fund of funds” invest in more than one underlying fund.

The Fund expects to invest its assets primarily in the Underlying Fund. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The SEC order permits the Fund to invest in other securities and financial instruments that are not issued by mutual funds.

The Fund expects to invest its assets primarily in Standard Class shares of the Underlying Fund, which invests directly in equity securities. The Standard Class shares of the Underlying Fund do not pay 12b-1 fees.

The Fund may add, eliminate or replace the Underlying Fund at any time and may invest in other non-affiliated funds or other types of investment securities.

Underlying Fund strategy and risk information is as of the most recent Underlying Fund prospectus prior to the date of this prospectus. For additional and more current information regarding the Underlying Fund, investors should read the Underlying Fund’s current prospectus and statement of additional information.

The following replaces similar text under Manager of Managers on page 11:

Manager of Managers: The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to one or more sub-advisers. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 29170 and 29197) to permit the Fund’s investment adviser – with Fund

Board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval. The Fund’s adviser does not currently delegate portfolio management to a sub-adviser.

The following text is added under Management and Organization on page 12:

Underlying Fund

Portfolio Managers	Joseph H. Chi, Jed S. Fogdall, Henry F. Gray, and Karen E. Umland have primary responsibility for the Underlying Fund’s day-to-day portfolio management.

Joseph H. Chi, CFA is a Senior Portfolio Manager and Vice President of Dimensional and the Chairman of Dimensional’s Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been responsible for international portfolios since 2010 and domestic portfolios since 2012.

Jed S. Fogdall is a Senior Portfolio Manager and Vice President of Dimensional and a member of Dimensional’s Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been responsible for international portfolios since 2010 and domestic portfolios since 2012.

Henry F. Gray is Head of Global Equity Trading and a Vice President of Dimensional and a member of Dimensional’s Investment Committee. Mr. Gray received his MBA from the University of Chicago in 1995 and his AB from Princeton University in 1989. Mr. Gray joined Dimensional in 1995, was a Portfolio Manager from 1995 to 2005, and has been Head of Global Equity Trading since 2006 and responsible for international portfolios and domestic portfolios since 2012.

Karen E. Umland is a Senior Portfolio Manager and Vice President of the sub-adviser and a member of the sub-adviser’s Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined the sub-adviser in 1993 and has been a Portfolio Manager and responsible for international portfolios since 1998.

LVIP Dimensional U.S. Equity RPM Fund Supplement Dated April 1, 2015 to the Prospectus dated May 1, 2014

This Supplement updates certain information in the Fund’s prospectus. You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Dimensional U.S. Equity RPM Fund (the “Fund”):

Effective May 1, 2015 the Fund will have a new name, investment strategies, risks, and Underlying Fund portfolio managers.

The name of the Fund will be LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces paragraphs 1-5 under Principal Investment Strategies on pages 1-2 and paragraphs 2-12 under Investment Objective and Principal Investment Strategies on page 6:

The Fund, under normal circumstances, pursues its investment objective by primarily investing in another mutual fund, the LVIP Dimensional Core 2 Fund (the “Underlying Fund”), while seeking to control the level of portfolio volatility by employing an actively managed risk-management overlay.

Underlying Fund Strategy. In constructing an investment portfolio, the Underlying Fund’s sub-adviser identifies a broadly diversified universe of eligible securities. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Underlying Fund purchases a broad and diverse group of securities of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The sub-adviser generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the subadviser. The Underlying Fund’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Underlying Fund’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater allocation to small capitalization and value companies. An equity issuer is generally considered a growth company primarily if it has a low, non-negative book value in relation to its market capitalization. An equity issuer is generally considered a value company primarily if it has a high book value in relation to its market capitalization.

The Underlying Fund generally will invest at least 80% of its net assets in equity securities of U.S. companies. The percentage allocation of the assets of the Underlying Fund to securities of the largest U.S. growth companies as defined above will generally be reduced from between 5% and 35% of their percentage weight in the U.S. Universe. The percentage by which the Underlying Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements. Additionally, the Underlying Fund’s percentage allocation to all securities as compared to their representation in the U.S. Universe may be modified after considering other factors the sub-adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management, and profitability. In assessing profitability, the sub-adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The Underlying Fund also may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The following replaces paragraph 10 under Principal Investment Strategies on page 2 and paragraph 4 under Investment Objective and Principal Investment Strategies on page 7:

When market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% of the Fund’s assets. The Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following is added under Principal Risks on pages 3 and 8:

•	Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.

The following risks are removed from Principal Risks: Passive Management Risk; Asset Allocation Risk; Real Estate and REIT Risk; and Securities Lending Risk.

The following replaces similar text on page 4:

Portfolio Managers

The individuals responsible for the Fund’s investment into the Underlying Fund and the RPM strategy are:

LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since May 2011
David A. Weiss	Vice President, Chief Investment Officer	Since May 2011

The individuals responsible for the portfolio management of the Underlying Fund are:

Portfolio Managers	Company Title Dimensional Fund Advisors LP	Experience w/ Underlying Fund

Joseph H. Chi	Senior Portfolio Manager and Vice President	Since May 2015
Jed S. Fogdall	Senior Portfolio Manager and Vice President	Since May 2015
Henry F. Gray	Vice President	Since May 2015
Bhanu P. Singh	Portfolio Manager and Vice President	Since May 2015

The following replaces similar text under What are the Underlying Funds? on page 7:

What is the Underlying Fund?

The Fund operates as a “fund of funds” structure. Typically, this means that a fund invests some or all of its assets in other mutual funds. However, there is no requirement that a “fund of funds” invest in more than one underlying fund.

The Fund expects to invest its assets primarily in the Underlying Fund. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. The SEC order permits the Fund to invest in other securities and financial instruments that are not issued by mutual funds.

The Fund expects to invest its assets primarily in Standard Class shares of the Underlying Fund, which invests directly in equity securities. The Standard Class shares of the Underlying Fund do not pay 12b-1 fees.

The Fund may add, eliminate or replace the Underlying Fund at any time and may invest in other non-affiliated funds or other types of investment securities.

Underlying Fund strategy and risk information is as of the most recent Underlying Fund prospectus prior to the date of this prospectus. For additional and more current information regarding the Underlying Fund, investors should read the Underlying Fund’s current prospectus and statement of additional information.

The following replaces similar text under Manager of Managers on page 10:

Manager of Managers: The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to one or more sub-advisers. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 29170 and 29197) to permit the Fund’s investment adviser – with Fund Board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval. The Fund’s adviser does not currently delegate portfolio management to a sub-adviser.

The following text is added to Management and Organization on page 11:

Underlying Fund

Portfolio Managers	Joseph H. Chi, Jed S. Fogdall, Henry F. Gray, and Bhanu P. Singh have primary responsibility for the Underlying Fund’s day-to-day portfolio management.

Joseph H. Chi, CFA is a Senior Portfolio Manager and Vice President of Dimensional and the Chairman of Dimensional’s Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined Dimensional as a Portfolio Manager in 2005 and has been responsible for international portfolios since 2010 and domestic portfolios since 2012.

Jed S. Fogdall is a Senior Portfolio Manager and Vice President of Dimensional and a member of Dimensional’s Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined Dimensional as a Portfolio Manager in 2004 and has been responsible for international portfolios since 2010 and domestic portfolios since 2012.

Henry F. Gray is Head of Global Equity Trading and a Vice President of Dimensional and a member of Dimensional’s Investment Committee. Mr. Gray received his MBA from the University of Chicago in 1995 and his AB from Princeton University in 1989. Mr. Gray joined Dimensional in 1995, was a Portfolio Manager from 1995 to 2005, and has been Head of Global Equity Trading since 2006 and responsible for international portfolios and domestic portfolios since 2012.

Bhanu P. Singh is a Portfolio Manager and Vice President of Dimensional. Mr. Singh received his MBA from the University of Chicago and his BA from the University of California, Los Angeles. Mr. Singh joined Dimensional originally in 2003, has been a portfolio manager since 2012 and has been responsible for domestic portfolios since 2014.

LVIP Columbia Small-Mid Cap Growth RPM Fund Supplement Dated April 1, 2015 to the Prospectus dated May 1, 2014, as supplemented August 26, 2014

This Supplement updates certain information in the Fund’s prospectus. You may obtain copies of the Fund’s prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your prospectus and other important records.

Revisions to the prospectus for the LVIP Columbia Small-Mid Cap Growth RPM Fund (the “Fund”):

Effective May 1, 2015 the Fund will have a new name, sub-adviser, portfolio managers, investment strategies, and risks.

Ivy Investment Management Company will replace Columbia Management Investment Advisers, LLC (“Columbia”) as the Fund’s sub-adviser.

The name of the Fund will be LVIP Ivy Mid Cap Growth Managed Volatility Fund. All references to the Fund’s name are revised accordingly.

The following replaces paragraphs 1-4 under Principal Investment Strategies on page 2 and paragraphs 2-7 under Investment Objection and Principal Investment Strategies on page 6:

The Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that the Fund’s subadviser believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the securities of mid-capitalization companies, which, for purposes of this Fund, typically are companies with market capitalizations within the range of companies in the Russell Midcap Growth Index at the time of acquisition. As of June 30, 2014, this range of market capitalizations was between approximately $1.6 billion and $29.8 billion.

In selecting securities for the Fund, the sub-adviser primarily emphasizes a bottom-up approach and focuses on companies it believes have strong growth profiles, profitability, attractive valuations and sound capital structures. The sub-adviser may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multiyear growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential. Part of the sub-adviser’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

Generally, in determining whether to sell a security, the sub-adviser considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The sub-adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The following replaces paragraph 9 under Principal Investment Strategies on page 2 and paragraph 12 under Investment Objection and Principal Investment Strategies on page 6:

When market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a long position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the RPM strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 100% of the Fund’s assets. The Fund will segregate liquid assets or otherwise cover these transactions to mitigate risk.

The following risks are removed from Principal Risks: Convertible Bond Risk; Depository Receipts Risk; and Special Situations Risk.

The following replaces Investment Adviser and Sub-Adviser on page 4:

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”)

Investment Sub-Adviser: Ivy Investment Management Company (“Ivy”)

Portfolio Manager	Company Title	Experience w/Fund
Kimberly A. Scott	Senior Vice President	Since May 2015

The following replaces similar text on page 10:

Sub-Adviser	Ivy Investment Management Company (“Ivy”) is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company. Ivy is an SEC-registered investment adviser with approximately $77.8 billion in assets under management as of September 30, 2014. Ivy and Waddell & Reed Financial, Inc. are located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Ivy Portfolio Manager	Kimberly A. Scott, CFA has primary responsibility for the day-to-day portfolio management of the Fund’s sub-advised assets.

Portfolio Manager	Kimberly A. Scott, CFA is Senior Vice President of Ivy and Waddell & Reed Investment Management Company (“WRIMCO”) (an affiliate of Ivy), and Vice President of and portfolio manager for other investment companies for which Ivy or WRIMCO serve as investment manager. Ms. Scott has served as a portfolio manager for investment companies managed by WRIMCO since February 2001. She served as an investment analyst with WRIMCO from April 1999 to February 2001. Ms. Scott joined WRIMCO in April 1999. She earned a BS degree in Microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a CFA charterholder.

LVIP MFS International Growth Fund LVIP MFS International Growth RPM Fund Supplement Dated April 1, 2015 to the Prospectuses and the Statements of Additional Information (dated May 1, 2014)

This Supplement updates certain information in the Prospectuses and Statements of Additional Information for the LVIP MFS International Growth Fund and the LVIP MFS International Growth RPM Fund (“the Funds”). You may obtain copies of the Funds’ Prospectuses and Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your Prospectuses and other important records.

Revisions to the Prospectuses and Statements of Additional Information for the Funds:

Effective March 31, 2015, Matthew Barrett has been appointed as a portfolio manager of the LVIP MFS International Growth Fund.

The following replaces similar text in the Funds’ prospectuses:

Portfolio Managers	Company Title	Experience w/ Fund
David A. Antonelli	Vice Chairman and Portfolio Manager	Since October 2010
Kevin M. Dwan	Investment Officer and Portfolio Manager	Since January 2012
Matthew Barrett	Portfolio Manager	Since March 2015

The following biographical information is added to the Funds’ prospectuses under “Portfolio Managers”:

Matthew Barrett, is an Investment Officer and Portfolio Manager at MFS. Mr. Barrett has been employed in the investment area of MFS since 2000. He holds a Bachelor’s Degree from University College in London and holds an M.B.A. from the London Business School.